S-K 1604(c) De-SPAC Dilution $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares shares
No Redemption [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 3.73
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 6.27
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (146,052)
De-SPAC, Net Tangible Book Value, Adjusted	$ 262,545
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	41,890,000
No Redemption [Member] | Transaction Costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ (1,647)
No Redemption [Member] | Funds Released from Trust [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	244,162
No Redemption [Member] | PIPE Financing in April 2026 [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	143,082
No Redemption [Member] | PIPE Financing in June 2026 [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 23,000
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 8.91
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 1.09
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (146,052)
De-SPAC, Net Tangible Book Value, Adjusted	$ 20,683
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	18,890,000
Redemption at 100 Percent of Maximum [Member] | Transaction Costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ (1,647)
Redemption at 100 Percent of Maximum [Member] | Settlement of Deferred Underwriting Fee [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	2,300
Redemption at 100 Percent of Maximum [Member] | PIPE Financing in April 2026 [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	143,082
Redemption at 100 Percent of Maximum [Member] | PIPE Financing in June 2026 [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 23,000
Redemption at 25 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 4.41
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 5.59
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (146,052)
De-SPAC, Net Tangible Book Value, Adjusted	$ 202,079
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	36,140,000
Redemption at 25 Percent of Maximum [Member] | Transaction Costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ (1,647)
Redemption at 25 Percent of Maximum [Member] | Settlement of Deferred Underwriting Fee [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	575
Redemption at 25 Percent of Maximum [Member] | Funds Released from Trust [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	183,121
Redemption at 25 Percent of Maximum [Member] | PIPE Financing in April 2026 [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	143,082
Redemption at 25 Percent of Maximum [Member] | PIPE Financing in June 2026 [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 23,000
Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 5.34
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 4.66
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (146,052)
De-SPAC, Net Tangible Book Value, Adjusted	$ 141,614
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	30,390,000
Redemption at 50 Percent of Maximum [Member] | Transaction Costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ (1,647)
Redemption at 50 Percent of Maximum [Member] | Settlement of Deferred Underwriting Fee [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	1,150
Redemption at 50 Percent of Maximum [Member] | Funds Released from Trust [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	122,081
Redemption at 50 Percent of Maximum [Member] | PIPE Financing in April 2026 [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	143,082
Redemption at 50 Percent of Maximum [Member] | PIPE Financing in June 2026 [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 23,000
Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 6.71
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 3.29
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (146,052)
De-SPAC, Net Tangible Book Value, Adjusted	$ 81,148
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	24,640,000
Redemption at 75 Percent of Maximum [Member] | Transaction Costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ (1,647)
Redemption at 75 Percent of Maximum [Member] | Settlement of Deferred Underwriting Fee [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	1,725
Redemption at 75 Percent of Maximum [Member] | Funds Released from Trust [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	61,040
Redemption at 75 Percent of Maximum [Member] | PIPE Financing in April 2026 [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	143,082
Redemption at 75 Percent of Maximum [Member] | PIPE Financing in June 2026 [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 23,000
Founder Shares [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	2,450,000
Founder Shares [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	2,450,000
Founder Shares [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	2,450,000
Founder Shares [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	2,450,000
Founder Shares [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	2,450,000
Public Units [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	23,000,000
Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	17,250,000
Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	11,500,000
Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	5,750,000
Private Placements [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	840,000
Private Placements [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	840,000
Private Placements [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	840,000
Private Placements [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	840,000
Private Placements [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	840,000
PIPE Financing [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	15,600,000
PIPE Financing [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	15,600,000
PIPE Financing [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	15,600,000
PIPE Financing [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	15,600,000
PIPE Financing [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	15,600,000